                        SUPPLEMENT DATED MAY 1, 2020 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Specifically, this supplement provides updates with respect to the following:

    a. Notice Regarding Fund and Portfolio Shareholder Reports
    b. Asset Allocation Model Update

Please read the supplement carefully and keep it with your prospectus for future reference.

    a. Notice Regarding Fund and Portfolio Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

    b. Asset Allocation Program -- Model Update

Effective after the close of business July 24, 2020, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

19781CBNY SUPP 5/1/20

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                         Current through July 24, 2020

                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
                                 Class 2                                                         1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
                                 Service Class Shares                                            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II
                                 Shares                                                          5%      9%     14%     18%
                                 ---------------------------------------------------------------------------------------------
                                 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
                                 Series II Shares                                                0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    0%      1%      1%      2%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund --
                                 Class 2 Shares                                                  1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        48%     36%     24%     13%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      11%      8%      5%      3%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    8%      6%      4%      2%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        8%      6%      4%      2%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
Class 2                                                         5%
--------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
Service Class Shares                                            5%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1             5%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II
Shares                                                         23%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      23%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     5%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
Series II Shares                                                2%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          4%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               7%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund --
Class 2 Shares                                                  6%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
            Effective after the close of business on July 24, 2020

                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 AB Large Cap Growth Portfolio -- Class B                        1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Ultra(R) Fund -- Class I                    1%      2%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 Deutsche DWS Capital Growth VIP -- Class B Shares               2%      3%      4%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Franklin Large Cap Growth VIP Fund -- Class 2 Shares            1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             2%      6%      7%      9%
                                 ---------------------------------------------------------------------------------------------
                                 Deutsche DWS CROCI(R) U.S. VIP -- Class B Shares                1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       2%      9%     13%     15%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
                                 Series II Shares                                                1%      1%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Fidelity VIP Equity-Income Portfolio -- Service Class 2         2%      5%      8%     11%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               2%      4%      6%      8%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        50%     37%     25%     12%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      18%     14%      9%      5%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
AB Large Cap Growth Portfolio -- Class B                        5%
--------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class I                    4%
--------------------------------------------------------------------
Deutsche DWS Capital Growth VIP -- Class B Shares               7%
--------------------------------------------------------------------
Franklin Large Cap Growth VIP Fund -- Class 2 Shares            3%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1            12%
--------------------------------------------------------------------
Deutsche DWS CROCI(R) U.S. VIP -- Class B Shares                4%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      22%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     3%
--------------------------------------------------------------------
Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) --
Series II Shares                                                3%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        13%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I              10%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    American Century VP Inflation            JPMorgan Insurance Trust Core Bond
 -- Class B                               Protection Fund -- Class II              Portfolio -- Class 1
AB Growth and Income Portfolio --        American Century VP International Fund   PIMCO VIT Low Duration Portfolio --
 Class B                                  -- Class I                               Administrative Class Shares
American Century VP Income & Growth      American Century VP Ultra(R)/ /Fund --
 Fund -- Class I                          Class I
American Century VP Value Fund --        BNY Mellon Investment Portfolios --
 Class I                                  MidCap Stock Portfolio -- Initial
BNY Mellon Sustainable U.S. Equity        Shares
 Portfolio, Inc. -- Initial Shares       Deutsche DWS Capital Growth VIP --
Deutsche DWS CROCI(R) U.S. VIP -- Class   Class B Shares
 B Shares                                Deutsche DWS Small Mid Cap Value VIP --
Fidelity(R)/ /VIP Contrafund(R)/          Class B Shares
 /Portfolio -- Service Class 2           Eaton Vance VT Floating-Rate Income Fund
Fidelity(R)/ /VIP Equity-Income          Fidelity(R) VIP Mid Cap Portfolio --
 Portfolio -- Service Class 2             Service Class 2
Franklin Templeton VIP Franklin Large    Invesco Oppenheimer V.I. Main Street
 Cap Growth VIP Fund -- Class 2 Shares    Small Cap Fund(R) -- Series II Shares
Franklin Templeton VIP Franklin Mutual   Invesco V.I. Global Real Estate Fund --
 Shares VIP Fund -- Class 2 Shares        Series II shares
Franklin Templeton VIP Templeton         MFS(R)/ /VIT Strategic Income Series --
 Foreign VIP Fund -- Class 2 Shares       Service Class Shares
Franklin Templeton VIP Templeton Growth  PIMCO VIT High Yield Portfolio --
 VIP Fund -- Class 2 Shares               Administrative Class Shares
Invesco Oppenheimer V.I. Capital
 Appreciation Fund -- Series II Shares
Invesco Oppenheimer V.I. Main Street
 Fund(R) -- Series II Shares
Invesco V.I. American Franchise Fund --
 Series I shares
JPMorgan Insurance Trust U.S. Equity
 Portfolio -- Class 1
MFS(R)/ /VIT Total Return Series --
 Service Class Shares
State Street Total Return V.I.S. Fund
 -- Class 3 Shares